LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 270,344	$ 536,398
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation	78,774	$ (91,687)
[custom:WorkingCapital-0]	17,368,854
Retained Earnings (Accumulated Deficit)	71,526,469		$ 71,259,677
Cash	$ 107,785